Reserves (Table)	12 Months Ended
Dec. 31, 2019
29. Reserves
Other reserves
	2019	2018
	£m	£m
Currency translation reserve	3,344	3,888
Fair value through other comprehensive income reserve	(187)	(258)
Cash flow hedging reserve	1,002	660
Own credit reserve	(373)	(121)
Other reserves and treasury shares	974	984
Total	4,760	5,153